Lease Liabilities (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of lease liabilities
$
Balance as at July 31, 2019	—
Adjustment on adoption of IFRS 16 (Note 3)	21,360
Balance as at August 1, 2019	21,360
Lease additions	9,030
Lease payments	(4,341)
Interest expense on lease liabilities	3,067
Balance as at July 31, 2020	29,116
Current portion	4,772
Long-term portion	24,344

Schedule of lease obligations over next five fiscal years and thereafter
Fiscal year	2021	2022 - 2023	2024 - 2025	Thereafter	Total
	$	$	$	$	$
Lease obligations	4,737	9,787	8,764	31,082	54,370